Fair value of financial instruments (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Schedule of fair value of financial instruments measured at amortized cost
The carrying value and estimated fair value of our financial instruments that are measured at amortized cost as at June 30, 2024 and December 31, 2023 are as follows:

	As of June 30, 2024		As of December 31, 2023
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Liabilities
$575 million secured bond in issue (Level 1)	600	559	597	558
Unsecured Convertible note - debt component (Level 3)	59	50	49	50

Schedule of fair value of financial instruments measured at fair value
The carrying value and estimated fair value of our financial instruments that are measured at fair value on a recurring basis at June 30, 2024 and December 31, 2023 are as follows:

	As of June 30, 2024		As of' December 31, 2023
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Assets
Cash and cash equivalents (Level 1)	835	835	697	697
Restricted cash (Level 1)	27	27	31	31